Quarterly Report
March 31, 2021
MFS®  Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
VIA-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 97.2%
Asset-Backed & Securitized – 2.4%
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.156% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)		$294,268	$294,178
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.771%, 2/15/2054 (i)		1,349,480	170,142
Benchmark Mortgage Trust, 2019-B12, “A5”, 3.115%, 8/15/2052		710,554	752,264
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.28%, 2/15/2054 (i)		4,301,406	414,094
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.274%, 3/15/2054 (i)		2,526,736	221,316
Commercial Mortgage Pass-Through Certificates, 2021-BN31,“XA”, 1.34%, 2/15/2054 (i)		3,338,058	347,624
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 0.983% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)		291,252	291,115
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.723% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)		901,666	906,337
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.558% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		940,500	940,141
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.806% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)		467,000	470,332
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.441% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)		764,124	762,127
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052		392,680	415,100
			$5,984,770
Automotive – 0.4%
Hyundai Capital America, 2.85%, 11/01/2022 (n)		$444,000	$457,878
Hyundai Capital America, 2.375%, 2/10/2023 (n)		225,000	230,954
Volkswagen Group of America Finance LLC, 2.7%, 9/26/2022 (n)		441,000	455,347
			$1,144,179
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$323,458
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022		$55,000	$56,366
Howard University, Washington D.C., 2.801%, 10/01/2023		60,000	61,849
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021		52,000	52,300
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024		66,000	67,983
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		82,000	83,559
			$322,057
International Market Sovereign – 48.9%
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025	AUD	802,069	$723,622
Commonwealth of Australia, Inflation Linked Bond, 2.5%, 9/20/2030		2,070,096	1,979,064
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		1,679,886	1,458,287
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	600,391	698,431
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036		3,419,059	4,001,499
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	819,890,100	7,482,492
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035	NZD	2,177,000	1,936,314
Kingdom of Spain, Inflation Linked Bond, 0.15%, 11/30/2023	EUR	2,055,960	2,540,978
Kingdom of Spain, Inflation Linked Bond, 0.65%, 11/30/2027		1,721,461	2,309,871
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030		883,295	1,260,560
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		5,499,693	7,833,551
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/2028	SEK	7,917,799	1,275,646
Republic of France, Inflation Linked Bond, 1.8%, 7/25/2040	EUR	1,174,863	2,245,981
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047		1,386,370	2,136,137
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2024		3,681,895	4,897,547
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026		1,887,187	2,743,559
Republic of Italy, Inflation Linked Bond, 1.3%, 5/15/2028		4,129,290	5,576,104
Republic of Italy, Inflation Linked Bond, 0.4%, 5/15/2030		3,849,742	4,933,935
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035		2,064,744	3,377,051
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		4,038,588	7,334,837
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029	GBP	930,630	1,609,401
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034		1,452,524	2,982,348
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		1,359,297	3,199,066
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2036		2,039,382	4,131,935

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037	GBP	1,034,229	$2,438,506
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		602,769	1,388,421
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		1,858,017	4,508,026
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		1,780,312	4,038,439
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		919,946	2,155,521
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		2,010,639	5,499,963
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 8/10/2048		241,218	591,025
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		1,445,394	3,926,515
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		1,576,145	4,216,351
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		726,538	2,585,361
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2056		439,315	1,240,492
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		1,202,741	3,484,630
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,091,810	3,621,584
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		520,347	1,753,735
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,038,242	3,785,324
			$123,902,109
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		$487,000	$576,471
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038		144,000	168,554
			$745,025
Mortgage-Backed – 0.7%
Freddie Mac, 3.85%, 5/25/2028		$390,000	$445,392
Freddie Mac, 3.854%, 6/25/2028		555,000	633,757
Freddie Mac, 1.662%, 5/25/2030 (i)		1,221,668	166,482
Freddie Mac, 1.169%, 9/25/2030 (i)		646,322	64,328
Freddie Mac, 0.423%, 1/25/2031 (i)		4,885,936	135,366
Freddie Mac, 0.936%, 1/25/2031 (i)		1,425,035	116,390
Freddie Mac, 0.781%, 2/25/2031 (i)		1,882,263	130,964
			$1,692,679
Municipals – 1.1%
Chicago, IL, Board of Education, “E”, BAM, 6.138%, 12/01/2039		$550,000	$705,899
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027		458,000	459,683
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043		480,000	490,772
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023		410,000	416,106
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042		380,000	382,804
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030		410,000	391,157
			$2,846,421
U.S. Government Agencies and Equivalents – 0.2%
Tennessee Valley Authority, 0.75%, 5/15/2025		$394,000	$393,372
U.S. Treasury Inflation Protected Securities – 43.0%
U.S. Treasury Bonds, 0.375%, 7/15/2023		$1,774,843	$1,900,746
U.S. Treasury Bonds, 0.625%, 1/15/2024		5,098,672	5,526,283
U.S. Treasury Bonds, 0.25%, 1/15/2025 (f)		11,007,555	11,950,722
U.S. Treasury Bonds, 2.375%, 1/15/2025		3,709,402	4,344,710
U.S. Treasury Bonds, 0.625%, 1/15/2026		2,091,672	2,324,820
U.S. Treasury Bonds, 2%, 1/15/2026		2,081,027	2,458,417
U.S. Treasury Bonds, 0.375%, 1/15/2027		5,527,071	6,093,163
U.S. Treasury Bonds, 2.375%, 1/15/2027		2,792,678	3,416,776
U.S. Treasury Bonds, 1.75%, 1/15/2028		7,989,919	9,599,919
U.S. Treasury Bonds, 3.625%, 4/15/2028		3,831,384	5,155,905
U.S. Treasury Bonds, 3.875%, 4/15/2029 (f)		1,537,099	2,155,691
U.S. Treasury Bonds, 2.125%, 2/15/2040		510,726	729,450
U.S. Treasury Bonds, 2.125%, 2/15/2041		1,250,631	1,801,812
U.S. Treasury Bonds, 0.75%, 2/15/2042		6,171,379	7,102,269

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 0.625%, 2/15/2043	$2,349,454	$2,642,309
U.S. Treasury Bonds, 1.375%, 2/15/2044	1,122	1,459
U.S. Treasury Bonds, 1%, 2/15/2046	656,868	799,891
U.S. Treasury Bonds, 1%, 2/15/2048	2,207,462	2,728,630
U.S. Treasury Bonds, 1%, 2/15/2049	1,018,739	1,267,137
U.S. Treasury Bonds, 0.25%, 2/15/2050	2,154,552	2,235,264
U.S. Treasury Notes, 0.125%, 1/15/2023	8,535,714	8,951,664
U.S. Treasury Notes, 0.125%, 7/15/2024	6,628,628	7,170,829
U.S. Treasury Notes, 0.375%, 7/15/2025	2,964,999	3,265,147
U.S. Treasury Notes, 0.125%, 7/15/2026	3,585,946	3,916,946
U.S. Treasury Notes, 0.375%, 7/15/2027	3,208,050	3,556,361
U.S. Treasury Notes, 0.25%, 7/15/2029	2,187,406	2,404,181
U.S. Treasury Notes, 0.125%, 1/15/2030	2,490,940	2,691,820
U.S. Treasury Notes, 0.125%, 7/15/2030	2,407,790	2,609,819
		$108,802,140
Total Bonds		$246,156,210
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 0.05% (v)	7,333,657	$7,333,657

Other Assets, Less Liabilities – (0.1)%		(325,330)
Net Assets – 100.0%		$253,164,537
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,333,657 and $246,156,210, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,641,960, representing 5.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 3/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	1,699,000	USD	1,289,529	Deutsche Bank AG	4/16/2021	$1,034
CAD	3,257,000	USD	2,574,849	Morgan Stanley Capital Services, Inc.	4/16/2021	16,969
CAD	65,000	USD	51,132	State Street Bank Corp.	4/16/2021	593
CAD	1,254,214	USD	988,547	UBS AG	4/16/2021	9,516
GBP	1,960,643	USD	2,694,724	Citibank N.A.	4/16/2021	8,303
GBP	3,357,911	USD	4,607,277	Merrill Lynch International	4/16/2021	22,086
GBP	449,000	USD	612,202	NatWest Markets PLC	4/16/2021	6,809
GBP	5,857,254	USD	7,987,303	UBS AG	4/16/2021	87,762
NZD	5,486,000	USD	3,826,414	Brown Brothers Harriman	4/16/2021	4,981
USD	1,642,666	AUD	2,130,000	JPMorgan Chase Bank N.A.	4/16/2021	24,714
USD	2,584,225	AUD	3,337,000	Merrill Lynch International	4/16/2021	49,434
USD	1,732,996	AUD	2,257,780	Morgan Stanley Capital Services, Inc.	4/16/2021	17,983
USD	2,555,826	AUD	3,353,000	State Street Bank Corp.	4/16/2021	8,882
USD	24,163	DKK	150,000	Citibank N.A.	4/16/2021	513
USD	214,981	EUR	180,000	Brown Brothers Harriman	4/16/2021	3,851
USD	3,207,293	EUR	2,658,000	Citibank N.A.	4/16/2021	89,610
USD	8,833,880	EUR	7,372,158	Deutsche Bank AG	4/16/2021	186,759
USD	71,890	EUR	60,000	Goldman Sachs International	4/16/2021	1,514
USD	2,924,330	EUR	2,418,000	Merrill Lynch International	4/16/2021	88,153
USD	1,275,205	EUR	1,059,000	Morgan Stanley Capital Services, Inc.	4/16/2021	33,058
USD	5,228,933	EUR	4,326,441	State Street Bank Corp.	4/16/2021	154,265
USD	5,776,864	EUR	4,821,471	UBS AG	4/16/2021	121,552
USD	293,726	GBP	211,760	Barclays Bank PLC	4/16/2021	1,784
USD	459,917	GBP	330,000	Brown Brothers Harriman	4/16/2021	4,964
USD	1,610,994	GBP	1,160,782	Goldman Sachs International	4/16/2021	10,690
USD	2,051,049	GBP	1,484,405	HSBC Bank	4/16/2021	4,583
USD	522,136	JPY	54,198,986	Citibank N.A.	4/16/2021	32,575
USD	621,629	JPY	67,238,000	Deutsche Bank AG	4/16/2021	14,292
USD	1,264,772	JPY	139,602,000	JPMorgan Chase Bank N.A.	4/16/2021	3,795
USD	593,431	JPY	64,000,000	State Street Bank Corp.	4/16/2021	15,341
USD	169,328	NOK	1,441,000	State Street Bank Corp.	4/16/2021	851
USD	1,256,962	NZD	1,753,000	Brown Brothers Harriman	4/16/2021	32,676
USD	1,328,049	NZD	1,850,000	Deutsche Bank AG	4/16/2021	36,019
USD	1,251,728	NZD	1,780,000	Goldman Sachs International	4/16/2021	8,585
USD	3,770,466	NZD	5,257,669	Morgan Stanley Capital Services, Inc.	4/16/2021	98,536
USD	2,511,245	NZD	3,498,000	State Street Bank Corp.	4/16/2021	68,260
USD	1,280,923	SEK	10,778,000	Brown Brothers Harriman	4/16/2021	46,699
USD	2,480,167	SEK	21,022,000	Deutsche Bank AG	4/16/2021	72,868
USD	2,639,895	SEK	22,214,733	Merrill Lynch International	4/16/2021	96,012
USD	1,202,700	SEK	10,109,000	State Street Bank Corp.	4/16/2021	45,085
						$1,531,956
Liability Derivatives
AUD	1,800,000	USD	1,414,852	Barclays Bank PLC	4/16/2021	$(47,569)
AUD	1,648,000	USD	1,277,460	Citibank N.A.	4/16/2021	(25,637)
AUD	5,055,078	USD	3,926,652	UBS AG	4/16/2021	(86,806)
CAD	1,575,000	USD	1,257,080	Barclays Bank PLC	4/16/2021	(3,745)
CAD	1,576,000	USD	1,264,047	JPMorgan Chase Bank N.A.	4/16/2021	(9,916)
CAD	1,577,000	USD	1,261,853	Morgan Stanley Capital Services, Inc.	4/16/2021	(6,927)
DKK	3,519,185	USD	576,789	Morgan Stanley Capital Services, Inc.	4/16/2021	(21,922)
EUR	10,787,252	USD	13,108,409	Citibank N.A.	4/16/2021	(455,578)
EUR	3,677,078	USD	4,465,507	Morgan Stanley Capital Services, Inc.	4/16/2021	(152,503)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
EUR	233,000	USD	280,736	NatWest Markets PLC	4/16/2021	$(7,440)
EUR	3,674,450	USD	4,519,052	UBS AG	4/16/2021	(209,131)
GBP	243,000	USD	335,193	Brown Brothers Harriman	4/16/2021	(182)
GBP	1,996,801	USD	2,759,685	HSBC Bank	4/16/2021	(6,808)
GBP	983,895	USD	1,367,409	Merrill Lynch International	4/16/2021	(10,968)
GBP	1,415,473	USD	1,975,707	Morgan Stanley Capital Services, Inc.	4/16/2021	(24,275)
JPY	138,887,000	USD	1,278,235	JPMorgan Chase Bank N.A.	4/16/2021	(23,716)
JPY	143,000,000	USD	1,317,592	Merrill Lynch International	4/16/2021	(25,922)
NOK	33,068,683	USD	3,891,555	Goldman Sachs International	4/16/2021	(25,258)
NOK	10,970,000	USD	1,288,519	Merrill Lynch International	4/16/2021	(5,938)
NZD	1,903,000	USD	1,334,314	Deutsche Bank AG	4/16/2021	(5,269)
NZD	859,978	USD	618,253	Goldman Sachs International	4/16/2021	(17,649)
NZD	1,792,000	USD	1,287,068	JPMorgan Chase Bank N.A.	4/16/2021	(35,544)
NZD	3,577,000	USD	2,586,894	Merrill Lynch International	4/16/2021	(88,735)
NZD	732,522	USD	529,365	Morgan Stanley Capital Services, Inc.	4/16/2021	(17,775)
NZD	596,481	USD	426,871	State Street Bank Corp.	4/16/2021	(10,292)
SEK	11,633,000	USD	1,404,832	Barclays Bank PLC	4/16/2021	(72,699)
SEK	14,200,617	USD	1,707,767	JPMorgan Chase Bank N.A.	4/16/2021	(81,607)
USD	1,273,692	AUD	1,678,000	State Street Bank Corp.	4/16/2021	(920)
USD	202,534	CAD	258,803	HSBC Bank	4/16/2021	(3,414)
USD	5,095,470	CAD	6,437,000	Merrill Lynch International	4/16/2021	(26,890)
USD	1,179,771	CAD	1,503,880	Morgan Stanley Capital Services, Inc.	4/16/2021	(16,969)
USD	1,283,141	CAD	1,644,000	State Street Bank Corp.	4/16/2021	(25,102)
USD	632,948	EUR	540,000	Citibank N.A.	4/16/2021	(441)
USD	404,470	EUR	345,000	State Street Bank Corp.	4/16/2021	(195)
USD	780,434	GBP	568,248	Brown Brothers Harriman	4/16/2021	(2,977)
USD	632,462	GBP	461,000	Morgan Stanley Capital Services, Inc.	4/16/2021	(3,093)
USD	1,940,574	GBP	1,431,593	State Street Bank Corp.	4/16/2021	(33,081)
USD	995,819	NZD	1,428,703	Morgan Stanley Capital Services, Inc.	4/16/2021	(1,980)
USD	250,351	NZD	360,000	UBS AG	4/16/2021	(1,072)
USD	252,624	SEK	2,211,000	Brown Brothers Harriman	4/16/2021	(565)
						$(1,596,510)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	39	$4,306,541	June – 2021	$3,831
U.S. Treasury Note 10 yr	Short	USD	66	8,641,875	June – 2021	211,164
U.S. Treasury Ultra Note 10 yr	Short	USD	19	2,730,062	June – 2021	44,558
						$259,553
At March 31, 2021, the fund had cash collateral of $20,000 and other liquid securities with an aggregate value of $234,646 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$109,195,512	$—	$109,195,512
Non - U.S. Sovereign Debt	—	123,902,109	—	123,902,109
Municipal Bonds	—	2,846,421	—	2,846,421
U.S. Corporate Bonds	—	2,079,372	—	2,079,372
Residential Mortgage-Backed Securities	—	1,692,679	—	1,692,679
Commercial Mortgage-Backed Securities	—	2,614,718	—	2,614,718
Asset-Backed Securities (including CDOs)	—	3,370,052	—	3,370,052
Foreign Bonds	—	455,347	—	455,347
Mutual Funds	7,333,657	—	—	7,333,657
Total	$7,333,657	$246,156,210	$—	$253,489,867
Other Financial Instruments
Futures Contracts – Assets	$259,553	$—	$—	$259,553
Forward Foreign Currency Exchange Contracts – Assets	—	1,531,956	—	1,531,956
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,596,510)	—	(1,596,510)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,558,229	$41,594,673	$35,819,245	$—	$—	$7,333,657
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,137	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2021, are as follows:
United States	52.5%
United Kingdom	22.6%
Italy	11.4%
Spain	5.5%
Japan	3.0%
France	1.7%
Australia	1.7%
New Zealand	0.8%
Sweden	0.5%
Other Countries	0.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.